Deferred Taxes and Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue and Credits, Noncurrent [Abstract]
Provision for warranty	$ 138	$ 199
Deferred tax	133	540
Deferred revenues	89	99
Other long-term liabilities	$ 360	$ 838